Right of use assets	12 Months Ended
Jun. 30, 2025
Right Of Use Assets
Right of use assets

9.	Right of use assets

	2025	2025	2024
	US$	S$	S$

Cost
At beginning of financial year	2,164,551	2,753,093	2,753,093
Additions	2,575,627	3,275,940	-
Acquisition	3,793,697	4,825,203	-
Written off	(3,118,402)	(3,966,296)	-
Fair value reserve	1,393,860	1,772,850
At end of financial year	6,809,333	8,660,790	2,753,093

Accumulated Depreciation
At beginning of financial year	2,146,106	2,729,633	2,230,998
Acquisition	2,902,285	3,691,417	-
Depreciation	843,989	1,073,469	498,635
Written off	(2,974,369)	(3,783,101)	-
At end of financial year	2,918,011	3,711,418	2,729,633

Carrying amount	3,891,322	4,949,372	23,460

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024